Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation.
Share-based compensation

23.        Share-based compensation

First Share Option Plan

The Company offers to its managers and executives the First Share Option Plan with general conditions for the granting of share options issued by the Company to the participants appointed by the Board of Directors who, at its discretion, fulfill the conditions for participation, thereby aligning the interests of the participants to the interests of its stockholders, so as to maximize the Company's results and increase the economic value of its shares, thus generating benefits for the participants and other stockholders. It also provides participants with a long-term incentive, increasing their motivation and enabling the Company to retain quality human capital.

The First Share Option Plan was approved on June 8, 2017 and comprises the granting of up to 25,471,110 (after reverse share split 821,649) common share options with no par value, representing up to approximately five percent (5%) of the number of Company-issued common shares on the Plan’s approval date. The Plan is administered and managed by the Company's Board of Directors and the SOP Management Committee.

In the event of any change in the number of common shares issued by the Company resulting from any split, reverse split, amortization, repurchase, cancellation or exchange of shares, the Share Options limit stated in the heading shall be automatically adjusted to reflect any new number of Share Options, regardless of the approval of any amendment to this First Plan.

The First Share Option Plan initially issued by Vitru Brazil and then transferred to the Company upon the corporate reorganization. The transfer did not result in any changes on the Plan nor its balances in the consolidated financial statements.

Each share option grants its holder the right to purchase one (1) Company share, strictly under the terms and conditions set forth in that plan. Options are not entitled to dividends on the underlying shares.

In order to satisfy the exercise of share options granted under the plan, the Company may, at the discretion of the Board of Directors issue new shares within the Company’s authorized capital limit or may even sell treasury shares.

The share options granted to a participant are subject to a vesting period so that they are exercisable, subject to the applicable rules set forth in each grant program, in accordance with the schedule (as from each schedule date a given lot of share options shall be exercisable, a "Vesting Date"), where each year, twenty percent (20%) of the share options granted may be exercised.

When exercised, the vested options are settled in shares issued by Company which can be sold by the employee along with controlling shareholders on exit events or hold by the employee until the end of the plan in exchange for cash consideration by selling shares back to the Company. This represents a compound instrument, thus the expense is recognized with an increase in liability, to the limit of its fair value, derived from a formula based on the Company’s performance and remeasured at each reporting date, and any residual difference between the fair value of the compound instrument and the liability as of each reporting date will be attributed to the equity component of the instrument.

Participants have the right to turn all vested options into shares upon payment in cash, paying the Option Exercise Price as defined in the respective program that each participant is associated. The difference between the stipulated price in the program and the fair value of the share at the measurement date is recorded as equity.

Upon an exit event, which may be either a transfer of control of the Company or secondary public offerings of Company-issued shares on the Brazilian or international publicly traded market, all options may become fully vested and may be fully or partially exercised by the participants.

Participants also shall have the right to require the Company to acquire all shares under its ownership to be held in treasury or for cancellation, upon payment, in cash, of the Put Option Exercise Price, for a given period as from the last Vesting Date, provided that no exit event has occurred up to the end of said period.

When all conditions applicable to the buyback of shares provided for in applicable laws and/or regulations are met, the Company shall pay the Participant the price equivalent to a certain amount of multiples of the Company's EBITDA minus the Net Debt, as set forth in each grant program, recorded as a liability.

a)          Set out below are summaries of the number and weighted average exercise prices ("WAEP") of options granted under the plan:

	2023		2022
	Number of options	WAEP per option	Number of options	WAEP per option
As of January 1	88,474	259.62	474,892	50.60
Exercised during the year	(61,864)	269.47	-	-
Forfeited during the year	-		(386,418)	63.86
At the end of the year	26,610	74.93	88,474	259.62
Exercisable at the end of the year	-	-	77,296	258.82

No options from the First Share Option plan expired during the years ended December 31, 2023 and December 31, 2022.

b)          Share options outstanding at the end of the year have the following remaining periods and prices:

	December 31, 2023	December 31, 2022
Weighted average remaining vesting period	3 months	1.2 years
Weighted average remaining expiring period	1.2 years	2.3 years
Purchase option exercise price range	R$56.11	R$56.11 - R$ 71.62
Weighted average remaining selling period	3.2 years	4.3 years
Weighted average selling price	R$ 189.07	R$ 548.49

c)          Options granted:

No new options from the First Stock Option Plan were granted during the years ended December 31, 2023 and 2022.

d)The expense recognized for employee services received during the year is as follows:

	Year Ended December 31,

Expense arising from share-based payment transactions	2023	2022	2021
Cash-settled - first plan	(17,831)	(32,478)	6,023
Equity-settled - first plan	2,321	20,623	529
Equity-settled - second plan	6,121	5,845	-
Total	(9,389)	(6,010)	6,552

The fair value of cash-settled transactions were calculated based on discounted cash flows. They are classified as level 3 fair values in the fair value hierarchy due to the inclusion of unobservable inputs (Note 6).

Second Share Option Plan

The Company offers to its managers and executives the Second Share Option Plan with general conditions for the granting of share options issued by the Company to the participants appointed by the Board of Directors who, at its discretion, fulfill the conditions for participation, thereby aligning the interests of the participants to the interests of its stockholders, so as to maximize the Company's results and increase the economic value of its shares, thus generating benefits for the participants and other stockholders. It also provides participants with a long-term incentive, increasing their motivation and enabling the Company to retain quality human capital.

The Second Share Option Plan was approved on November 19, 2020 and comprises the granting of common share options with no par value, representing up to approximately five percent (5%) of the number of Company-issued common shares on the Plan’s approval date. The Plan is administered and managed by the Company's Board of Directors.

In order to maintain the economic rights of the Participants, if the number of shares that make up the Company's capital is increased or decreased, including due to the split or reverse share split, the Board of Directors must make the appropriate adjustments to the number of shares to be issued according to the Options that were exercised and those that have not been exercised, except if the change in the number of shares that make up the Company's capital is due to the issuance of new shares due to capital increases or capital reduction and/or repurchase of shares, when no adjustments will be made to the number of shares to be issued in accordance with the Options. No fraction of Shares will be issued under the Plan or due to any of the adjustments provided for in this Section.

Each share option grants its holder the right to purchase one (1) Company share, strictly under the terms and conditions set forth in that plan. Options are not entitled to dividends on the underlying shares.

The share options granted to a participant are subject to a vesting period so that they are exercisable, subject to the applicable rules set forth in each grant program, in accordance with the schedule (as from each schedule date a given lot of share options shall be exercisable, a "Vesting Date"), where each year, a proportion of the share options granted may be exercised.

Participants have the right to turn all vested options into shares upon payment in cash, paying the Option Exercise Price as defined in the respective program that each participant is associated. The difference between the stipulated price in the program and the fair value of the share at the measurement date is recorded as equity.

In the event of a Material Transaction, Relevant Corporate Reorganization or Dissolution occurs and the Participant is Terminated as from such event, the Vesting Period of the Option held by the Terminated Participant will be fully anticipated, so that the Participant must exercise the Options within 60 (sixty) days as of the date of Termination.

a)Set out below are summaries of the number and weighted average exercise prices ("WAEP") of options granted under the plan:

	2023		2022
	Number of options	WAEP per option	Number of options	WAEP per option
As of January 1	1,054,090	30.15	866,914	10.31
Granted during the year	130,951	32.45	508,413	2.41
Exercised during the year	(77,122)	21.35	-	-
Forfeited during the year	(59,465)	27.81	(63,778)	11.90
At the end of the year	1,048,454	36.07	1,311,549	12.54
Exercisable at the end of the year	244,319	24.88	198,688	13.89

No new options from the Second Share Options Plan expired during the year ended December 31, 2022.

b)	Share options outstanding at the end of the year have the following remaining periods and prices:

	December 31, 2023	December 31, 2022
Weighted average remaining vesting period	4.0 months	5.0 years
Weighted average remaining expiring period	6.7 years	7.7 years
Purchase option exercise price range	R$77.46	R$83.48

c)	Options granted during the year

	December 31, 2023	December 31, 2022
Grant date	January 3, 2023	December 11, 2020
Expiry date	October 2, 2029	September 9, 2028
Share price at grant date	USD 18.43	USD 14.30
Exercise price	USD 16.00	USD 16.00
Expected price volatility	59.15%	53.96%
Risk-free interest rate	11.34%	8.22%
Model used	Black-Scholes	Black-Scholes

The expense arising from share-based payment transactions from the Second Stock Options Plan in 2023 was R$ 6,121 (2022 - R$ 5,845).